Financial instruments (Details 1) - Recurring fair value measurement [member] - INR (₨) ₨ in Millions		Mar. 31, 2026	Mar. 31, 2025
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	₨ (6,743)	₨ (729)
Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		35,912	33,186
Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		816	87
FVTOCI - Financial asset		15	49
Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			219
Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	1,449	1,122
Investment In Others [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		472
Contingent consideration [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL – Financial liability		(220)	(2,916)
Level 1 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 1 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		35,912	33,186
Level 1 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		816	86
FVTOCI - Financial asset		14	49
Level 1 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			0
Level 1 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	0	0
Level 1 of fair value hierarchy [member] | Investment In Others [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0
Level 1 of fair value hierarchy [member] | Contingent consideration [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL – Financial liability		0	0
Level 2 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	(6,743)	(729)
Level 2 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
FVTOCI - Financial asset		0	0
Level 2 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			0
Level 2 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	0	0
Level 2 of fair value hierarchy [member] | Investment In Others [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0
Level 2 of fair value hierarchy [member] | Contingent consideration [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL – Financial liability		0	0
Level 3 of fair value hierarchy [member]
Fair value hierarchy of assets and liabilities [Line Items]
Derivative Finanicial Assets And Liabilties	[1]	0	0
Level 3 of fair value hierarchy [member] | Investment in MF [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	0
Level 3 of fair value hierarchy [member] | Investment in Equity [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		0	1
FVTOCI - Financial asset		1	0
Level 3 of fair value hierarchy [member] | Investment In Market Linked Debentures [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTOCI - Financial asset			219
Level 3 of fair value hierarchy [member] | Investment in Limited Liability Partnership Firm [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset	[2]	1,449	1,122
Level 3 of fair value hierarchy [member] | Investment In Others [Member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL - Financial asset		472
Level 3 of fair value hierarchy [member] | Contingent consideration [member]
Fair value hierarchy of assets and liabilities [Line Items]
FVTPL – Financial liability		₨ (220)	₨ (2,916)

[1]	The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives which are valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.
[2]	Fair value of these instruments is determined based on an independent valuation report, which uses the net asset value method.